1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 53 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: BrandywineGLOBAL—Global Total Return ETF (the “Fund”). The Fund will be an actively-managed ETF. The Trust and Legg Mason Partners Fund Advisor, LLC, the Fund’s manager, have received exemptive relief from the SEC to permit the Trust to offer fully transparent, actively-managed series (Inv. Co. Act Rel. Nos. 32360 (Nov. 16, 2016) (notice) and 32391 (Dec. 13, 2016) (order)). The Fund seeks to maximize total return, consisting of income and capital appreciation. Under normal market conditions, the Fund seeks to meet its investment objective through strategic investments in domestic and foreign fixed income securities, debt instruments, currencies and related investments. As a global fund, under normal market conditions, the Fund will normally invest in or have exposure to at least three countries, which may include the United States. Although the Fund may invest in securities or debt instruments of any maturity, the Fund will normally maintain a weighted average effective duration in a range from -5 to +10 years.

While the Fund will be actively managed, its shares will be offered in a manner substantially similar to that of the Trust’s other series. Accordingly, the disclosures in the sections of the Fund’s Prospectus entitled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-dealers and other financial intermediaries,” “Tax advantaged product structure,” “Shareholder information,” “Dividends, other distributions and taxes,” and “Financial highlights” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Organization of Legg Mason ETF Investment Trust,” “Management,” “Continuous Offering,” “Book Entry Only System,” “Determination of Net Asset Value,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” “Taxes” and “Financial Statements” are substantially similar to those sections in the Prospectuses and SAIs of the Trust’s other series, which have been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

If you have any questions or comments, please call me at (202) 303-1124.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Neesa P. Sood, Willkie Farr & Gallagher LLP